State Street SPDR Portfolio SP 1500 Composite Stock Market ETF Average Annual Total Returns		12 Months Ended	28 Months Ended	60 Months Ended	65 Months Ended	86 Months Ended	96 Months Ended	118 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Composite 1500 Index/SSGA Total Stock Market Index/Russell 3000 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.02%		13.96%					14.47%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	21.76%	14.42%	16.50%	15.33%	14.27%	15.31%	14.82%	15.77%
State Street SPDR Portfolio SP 1500 Composite Stock Market ETF
Prospectus [Line Items]
Average Annual Return, Percent		16.94%		13.94%					14.45%
State Street SPDR Portfolio SP 1500 Composite Stock Market ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.59%		13.54%					13.98%
State Street SPDR Portfolio SP 1500 Composite Stock Market ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.22%		11.10%					12.02%

[1]	Returns shown are reflective of the S&P Composite 1500 Index for the period from January 24, 2020 to December 31, 2024, the SSGA Total Stock Market Index for the period from November 16, 2017 to January 23, 2020, and the Russell 3000 Index for the period from January 1, 2016 to November 15, 2017.